Significant Accounting Policies (Details Narrative)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Estimate of economic life	5 years	5 years
Revenue [Member]
Exchange rate for foreign currency transaction	1.00
RMB [Member] | Revenue [Member]
Exchange rate for foreign currency transaction	6.4450
Assets and Liabilities [Member]
Exchange rate for foreign currency transaction	1.00
Assets and Liabilities [Member] | RMB [Member]
Exchange rate for foreign currency transaction	6.3276